Liquidity Risk - Summary of Reconciliation of Wholesale Funding to Balance Sheet (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Deposits by banks	£ 20,357	£ 28,543
Deposits by customers	195,149	197,313
Repurchase agreements - non trading	8,411	7,982
Debt securities in issue	35,778	36,420
Subordinated liabilities	2,386	2,332
Other equity interest	2,196	2,196
Liquidity risk
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	70,100	78,200
Deposits by banks	20,400	28,500
Repurchase agreements - non trading	8,400	8,000
Financial liabilities designated at fair value	900	800
Debt securities in issue	35,800	36,400
Subordinated liabilities	2,400	2,300
Other equity instruments and non-controlling interests	2,200	2,200
Liquidity risk | Repos
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	8,400	8,000
Deposits by banks	0	0
Repurchase agreements - non trading	8,400	8,000
Financial liabilities designated at fair value	0	0
Debt securities in issue	0	0
Subordinated liabilities	0	0
Other equity instruments and non-controlling interests	0	0
Liquidity risk | Foreign exchange and hedge accounting
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	1,100	1,600
Deposits by banks	0	0
Repurchase agreements - non trading	0	0
Financial liabilities designated at fair value	0	0
Debt securities in issue	900	1,200
Subordinated liabilities	200	400
Other equity instruments and non-controlling interests	0	0
Liquidity risk | Other
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	2,600	3,400
Deposits by banks	2,300	3,000
Repurchase agreements - non trading	0	0
Financial liabilities designated at fair value	300	400
Debt securities in issue	0	0
Subordinated liabilities	0	0
Other equity instruments and non-controlling interests	0	0
Liquidity risk | Wholesale funding
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	58,000	65,200
Deposits by banks	18,100	25,500
Repurchase agreements - non trading	0	0
Financial liabilities designated at fair value	600	400
Debt securities in issue	34,900	35,200
Subordinated liabilities	2,200	1,900
Other equity instruments and non-controlling interests	2,200	2,200
Liquidity risk | Wholesale funding | Deposits by banks
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	1,100	500
Deposits by banks	1,100	500
Repurchase agreements - non trading	0	0
Financial liabilities designated at fair value	0	0
Debt securities in issue	0	0
Subordinated liabilities	0	0
Other equity instruments and non-controlling interests	0	0
Liquidity risk | Wholesale funding | Certificates of deposit and commercial paper
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	4,300	4,700
Deposits by banks	0	0
Repurchase agreements - non trading	0	0
Financial liabilities designated at fair value	0	0
Debt securities in issue	4,300	4,700
Subordinated liabilities	0	0
Other equity instruments and non-controlling interests	0	0
Liquidity risk | Wholesale funding | Senior unsecured – public benchmark
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	12,900	14,400
Deposits by banks	0	0
Repurchase agreements - non trading	0	0
Financial liabilities designated at fair value	0	0
Debt securities in issue	12,900	14,400
Subordinated liabilities	0	0
Other equity instruments and non-controlling interests	0	0
Liquidity risk | Wholesale funding | Senior unsecured – privately placed
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	800	600
Deposits by banks	0	0
Repurchase agreements - non trading	0	0
Financial liabilities designated at fair value	600	400
Debt securities in issue	200	200
Subordinated liabilities	0	0
Other equity instruments and non-controlling interests	0	0
Liquidity risk | Wholesale funding | Covered bonds
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	14,800	14,900
Deposits by banks	0	0
Repurchase agreements - non trading	0	0
Financial liabilities designated at fair value	0	0
Debt securities in issue	14,800	14,900
Subordinated liabilities	0	0
Other equity instruments and non-controlling interests	0	0
Liquidity risk | Wholesale funding | Securitisation and structured issuance
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	2,700	1,000
Deposits by banks	0	0
Repurchase agreements - non trading	0	0
Financial liabilities designated at fair value	0	0
Debt securities in issue	2,700	1,000
Subordinated liabilities	0	0
Other equity instruments and non-controlling interests	0	0
Liquidity risk | Wholesale funding | TFSME
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	17,000	25,000
Deposits by banks	17,000	25,000
Repurchase agreements - non trading	0	0
Financial liabilities designated at fair value	0	0
Debt securities in issue	0	0
Subordinated liabilities	0	0
Other equity instruments and non-controlling interests	0	0
Liquidity risk | Wholesale funding | Subordinated liabilities and equity
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	4,400	4,100
Deposits by banks	0	0
Repurchase agreements - non trading	0	0
Financial liabilities designated at fair value	0	0
Debt securities in issue	0	0
Subordinated liabilities	2,200	1,900
Other equity instruments and non-controlling interests	£ 2,200	£ 2,200